Income Taxes (Income Tax Expense Differs From Computed Amount Applying Statutory Rates To Income Before Income Taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Income Taxes [Abstract]
Current statutory income tax rate	26.30%	26.80%
Income tax expense at current statutory rates	$ 228	$ 228
Effect of tax rate change	0	(102)
Recognition Of Previously Unrecognized Tax Losses	(22)	(5)
Equity (income) loss of an associate not recognized	0	(12)
Other	(27)	9
Total income tax expense	$ 179	$ 118